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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                          Elfun Tax-Exempt Income Fund

   Schedule of Investments (dollars in thousands) - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                       Principal              Value
                                                                                         Amount
Municipal Bonds - 99.2%
------------------------------------------------------------------------------------------------------------------------------------

Alabama - 1.8%
Alabama Public School & College Authority
5.75%                                                   08/01/13                   $ 5,000                      $ 5,090
Alabama Water Pollution Control Authority (AMBAC Insured)
4.75%                                                   08/15/21                     5,000                        4,986 (m)
City of Birmingham
5.25%                                                   05/01/17                     3,395                        3,603
East Alabama Health Care Authority
5.00%                                                   09/01/33                     5,500                        5,516
Montgomery BMC Special Care Facilities Financing Authority
5.00%                                                   11/15/20                     8,375                        9,308 (l)
Montgomery Medical Clinic Board
5.25%                                                   03/01/31 - 03/01/36          3,000                        2,335
                                                                                                                 30,838

Alaska - 0.2%
City of Anchorage
6.50%                                                   12/01/10                     2,825                        3,028

Arizona - 2.9%
Arizona Health Facilities Authority
5.38%                                                   01/01/32                     3,000                        2,911
Arizona State Transportation Board
5.00%                                                   07/01/19                     5,345                        5,872
Arizona State University (FSA Insured)
5.25%                                                   07/01/15                     5,000                        5,449 (m)
City of Phoenix
5.00%                                                   07/01/19                     5,000                        5,497
Glendale Western Loop 101 Public Facilites Corp.
6.25%                                                   07/01/38                    10,000                       10,291
Maricopa County Industrial Development Authority
5.50%                                                   07/01/26                     5,000                        4,834
Maricopa County Stadium District (AMBAC Insured)
5.38%                                                   06/01/16                     2,145                        2,286 (m)
Phoenix Civic Improvement Corp.
5.00%                                                   07/01/39                     3,500                        3,478
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%                                                   07/01/23 - 07/01/24          7,260                        8,369 (m)
University Medical Center Corp.
6.50%                                                   07/01/39                     1,000                          997
                                                                                                                 49,984

California - 6.3%
Abag Finance Authority for Nonprofit Corps
5.00%                                                   12/01/37                     7,940                        6,270
Bay Area Toll Authority
5.00%                                                   04/01/31                    10,000                        9,615
California Educational Facilities Authority
5.00%                                                   10/01/39                     7,000                        6,924
5.25%                                                   10/01/39                     5,000                        5,102
California Health Facilities Financing Authority
5.25%                                                   11/15/46                    10,000                        8,850
6.00%                                                   07/01/39                     5,000                        4,837
6.50%                                                   10/01/33                     3,500                        3,774
California State Public Works Board
6.00%                                                   04/01/26                     8,475                        8,386
Chino Basin Regional Financing Authority (AMBAC Insured)
5.00%                                                   11/01/38                     4,000                        3,805 (m)
Coast Community College District (FSA Insured)
0.00%                                                   08/01/33                     8,750                        5,538 (d,m)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%                                                   08/01/31                     5,000                        4,364 (m)
Los Angeles Department of Water & Power (AMBAC Insured)
5.00%                                                   07/01/32                     5,000                        4,815 (m)
Metropolitan Water District of Southern California
5.00%                                                   07/01/35                     5,000                        4,943
San Diego Unified School District (FSA Insured)
5.25%                                                   07/01/17 - 07/01/19          8,795                        9,737 (m)
San Francisco Bay Area Transit Financing Authority
5.00%                                                   08/01/27                     5,000                        5,171
San Francisco City & County Airports Commission
5.25%                                                   05/01/26                     3,000                        2,918
State of California
5.75%                                                   04/01/31                     5,000                        4,855
6.00%                                                   04/01/38                     1,000                        1,001
University of California (AMBAC Insured)
5.00%                                                   05/15/34                     3,775                        4,210 (l,m)
5.00%                                                   05/15/34                     2,225                        1,971 (m)
                                                                                                                107,086

Colorado - 1.3%
Colorado Health Facilities Authority
5.25%                                                   11/15/27                     6,465                        6,050
Colorado Water Resources & Power Development Authority
5.25%                                                   09/01/17 - 09/01/18          5,880                        6,245
E-470 Public Highway Authority
5.75%                                                   09/01/35                     4,000                        4,309 (l)
University of Colorado Hospital Authority
5.25%                                                   11/15/39                     7,000                        6,164
                                                                                                                 22,768

Connecticut - 1.8%
Connecticut State Health & Educational Facility Authority
5.00%                                                   07/01/42                     5,000                        5,079
Mashantucket Western Pequot Tribe
5.70%                                                   09/01/12                     2,500                        2,176 (b)
5.75%                                                   09/01/18                     9,500                        6,313 (b)
6.50%                                                   09/01/31                     5,000                        2,751 (b)
South Central Regional Water Authority
5.00%                                                   08/01/27                     3,000                        3,082
State of Connecticut
5.00%                                                   11/01/26                    10,000                       10,407
                                                                                                                 29,808

Delaware - 0.6%
County of New Castle
5.00%                                                   07/15/33 - 07/15/39         10,000                       10,252

District Of Columbia - 1.7%
District of Columbia
5.50%                                                   04/01/36                    15,000                       14,833
5.75%                                                   09/15/20                     5,000                        5,074
District of Columbia Water & Sewer Authority
5.25%                                                   10/01/29                     5,000                        5,192
Metropolitan Washington Airports Authority
5.00%                                                   10/01/29                     3,880                        3,826
                                                                                                                 28,925

Florida - 3.8%
Brevard County Health Facilities Authority
5.00%                                                   04/01/34                     2,500                        1,988
7.00%                                                   04/01/39                     1,000                        1,012
City of Tampa
5.00%                                                   10/01/26                     5,000                        5,025
County of Seminole
5.00%                                                   10/01/25                     8,195                        8,349
Florida State Board of Education
4.50%                                                   06/01/21                     5,000                        5,004
5.38%                                                   06/01/16                     7,000                        7,555
Hillsborough County Industrial Development Authority
5.00%                                                   10/01/18                     5,000                        4,732
5.25%                                                   10/01/15 - 10/01/24         10,630                       10,053
Jacksonville Econonomic Development Commission
5.50%                                                   11/15/36                     5,000                        5,022
North Broward Hospital District
5.70%                                                   01/15/16                     1,915                        2,066 (l)
Orlando Utilities Commission                                                             -
5.00%                                                   10/01/19                     3,000                        3,179
South Miami Health Facilities Authority
5.25%                                                   11/15/33                     6,380                        7,159 (l)
Tampa Bay Water Regional Water Supply Authority
5.00%                                                   10/01/38                     3,000                        2,968
                                                                                                                 64,112

Georgia - 7.4%
Athens-Clarke County
5.50%                                                   01/01/38                     7,000                        7,310
Athens-Clarke County Unified Government Development Authority
0.00%                                                   06/15/31                     6,050                        4,308 (d)
City of Atlanta (FSA Insured)
5.25%                                                   01/01/33                     4,000                        4,056 (m)
5.75%                                                   11/01/27                     5,000                        5,334 (m)
City of Augusta GA (FSA Insured)
5.25%                                                   10/01/39                    11,610                       11,763 (m)
City of Augusta (FSA Insured)
5.25%                                                   10/01/34                     8,500                        8,639 (m)
County of Fulton GA (FGIC Insured)
5.00%                                                   01/01/30                     5,000                        5,032 (m)
5.25%                                                   01/01/35                     5,500                        5,550 (m)
De Kalb County Ga
5.00%                                                   10/01/28                     6,500                        6,636 (l)
De Kalb County (FSA Insured)
5.25%                                                   10/01/32                    15,000                       16,263 (m)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%                                                   07/01/34                     8,500                        8,699
Fayette County School District (FSA Insured)
0.00%                                                   03/01/22 - 03/01/23          4,810                        4,646 (d,m)
Henry County Hospital Authority
5.00%                                                   07/01/24                     1,865                        1,884
Marietta Development Authority
5.00%                                                   09/15/29                     2,365                        2,060
Municipal Electric Authority of Georgia
5.00%                                                   01/01/14                     2,000                        2,139
5.25%                                                   01/01/19                     2,490                        2,637
Private Colleges & Universities Authority
5.25%                                                   06/01/18 - 06/01/20          5,250                        5,594
6.00%                                                   06/01/21                     2,410                        2,077
6.50%                                                   11/01/15                     4,010                        4,701 (k)
South Regional Joint Development Authority
4.50%                                                   08/01/39                     2,650                        2,247
State of Georgia
4.50%                                                   01/01/29                     4,500                        4,573
5.00%                                                   08/01/22 - 01/01/26          9,250                       10,069
                                                                                                                126,217

Hawaii - 1.3%
City & County of Honolulu
5.00%                                                   04/01/33                    13,320                       13,209
6.00%                                                   01/01/12                     1,265                        1,396
6.00%                                                   01/01/12                       735                          821 (k)
State of Hawaii (FSA Insured)
5.75%                                                   02/01/14                     6,500                        7,446 (m)
                                                                                                                 22,872

Idaho - 1.8%
Idaho Health Facilities Authority
6.75%                                                   11/01/37                     4,000                        4,266
Idaho Housing & Finance Assoc.
5.00%                                                   07/15/17 - 07/15/24         23,925                       25,551
                                                                                                                 29,817

Illinois - 2.7%
County of Cook (AMBAC Insured)
5.50%                                                   11/15/26                    10,000                       11,376 (l,m)
Illinois Educational Facilities Authority
5.00%                                                   12/01/38                     4,960                        4,997
Illinois Finance Authority
5.50%                                                   08/15/43                     5,000                        5,788 (l)
Illinois Health Facilities Authority
6.13%                                                   11/15/22                     3,500                        3,747 (l)
Metropolitan Pier & Exposition Authority
0.00%                                                   06/15/22                     4,505                        3,333 (d)
1.00%                                                   06/15/19                     4,000                        3,747 (d)
Southwestern Illinois Development Authority
5.00%                                                   10/01/21                     4,000                        4,213
University of Illinois (FGIC Insured)
5.25%                                                   04/01/32                     5,960                        6,394 (l,m)
5.25%                                                   04/01/32                     2,540                        2,542 (m)
                                                                                                                 46,137

Indiana - 1.8%
Delaware County Hospital Authority
5.25%                                                   08/01/36                     3,250                        2,150
Indiana Health & Educational Facilities Financing Authority
5.25%                                                   02/15/40                    10,000                        8,358
Indiana Health Facility Financing Authority (AMBAC Insured)
5.38%                                                   03/01/34                     5,500                        4,654 (m)
Indiana Municipal Power Agency
5.00%                                                   01/01/42                     6,150                        5,739
Indiana Municipal Power Agency/IN
5.50%                                                   01/01/27                     2,500                        2,535
5.75%                                                   01/01/34                     2,000                        2,012
Merrillville Multi School Building Corp.
5.25%                                                   07/15/28                     5,000                        4,911
                                                                                                                 30,359

Kansas - 0.6%
Kansas Development Finance Authority
5.50%                                                   11/15/29                     3,000                        2,960
5.75%                                                   11/15/38                     2,000                        1,980
University of Kansas Hospital Authority
5.63%                                                   09/01/32                     4,150                        4,685 (l)
                                                                                                                  9,625

Kentucky - 2.7%
Kentucky State Property & Buildings Commission
5.25%                                                   02/01/27 - 02/01/29         19,745                       20,597
Kentucky Turnpike Authority (AMBAC Insured)
5.00%                                                   07/01/26                     5,000                        5,194 (m)
Louisville & Jefferson County Metropolitan Government
5.25%                                                   10/01/36                    17,000                       14,760
University Of Kentucky (FGIC Insured)
5.25%                                                   05/01/20                     4,545                        4,724 (l,m)
                                                                                                                 45,275

Louisiana - 1.4%
Louisiana Public Facilities Authority
5.25%                                                   07/01/33                    10,925                       10,578
5.38%                                                   05/15/16                     7,870                        8,927 (l)
Parish of St. John Baptist
5.13%                                                   06/01/37                     5,550                        4,641
                                                                                                                 24,146

Maine - 0.6%
Maine Health & Higher Educational Facilities Authority
5.13%                                                   07/01/31                     5,000                        5,409
Maine Health & Higher Educational Facilities Authority (FSA Insured)
5.50%                                                   07/01/23                        55                           55 (m)
Maine Municipal Bond Bank
5.50%                                                   11/01/21                     3,325                        3,662 (l)
Maine Turnpike Authority
6.00%                                                   07/01/34                     1,250                        1,348
                                                                                                                 10,474

Maryland - 3.7%
County of Montgomery MD
5.00%                                                   05/01/20                     7,710                        8,528
County of Prince Georges
5.00%                                                   10/01/22                     6,820                        7,736 (l)
Maryland Health & Higher Educational Facilities Authority
5.00%                                                   07/01/32                    10,000                       10,061
5.13%                                                   11/15/34                     7,200                        8,167 (l)
5.25%                                                   05/15/46                     4,000                        3,457
5.50%                                                   01/01/28                     5,000                        4,618
University System of Marylan
5.25%                                                   04/01/17                     5,655                        6,265 (l)
University System of Maryland
5.25%                                                   04/01/17                     4,380                        4,629
Washington Suburban Sanitation District
4.50%                                                   06/01/26                     8,470                        8,701
                                                                                                                 62,162

Massachusetts - 3.1%
Massachusetts Health & Educational Facilities Authority
5.00%                                                   07/15/35                     7,000                        7,138
5.38%                                                   08/15/38                     2,000                        2,054
5.50%                                                   11/15/36                     4,000                        4,290
Massachusetts State Turnpike Authority
5.13%                                                   01/01/23 - 01/01/37         20,500                       18,814
Massachusetts Water Resources Authority
5.00%                                                   08/01/39                     4,000                        3,975
6.50%                                                   07/15/19                    14,125                       17,102 (k)
                                                                                                                 53,373

Michigan - 2.6%
Detroit MI
5.00%                                                   07/01/27 - 07/01/33         12,145                       11,297
Detroit MI (FSA Insured)
5.25%                                                   07/01/21 - 07/01/22          4,545                        4,672 (m)
Grand Rapids MI (FGIC Insured)
5.25%                                                   01/01/17                     3,000                        3,088 (m)
Michigan Municipal Bond Authority
5.25%                                                   10/01/17                     6,465                        6,885
Michigan State Hospital Finance Authority
5.38%                                                   12/01/30                     2,000                        1,966
State of Michigan
5.00%                                                   11/01/26                     4,000                        4,028
5.50%                                                   11/01/18                     6,000                        6,562
State of Michigan (FSA Insured)
5.25%                                                   09/15/27                     5,000                        5,016 (m)
                                                                                                                 43,514

Mississippi - 0.5%
State of Mississippi
5.50%                                                   09/01/14                     7,500                        8,569

Missouri - 0.6%
Missouri Joint Municipal Electric Utility Commission
5.75%                                                   01/01/29                     4,500                        4,546
Missouri State Environmental Improvement & Energy Resources Authority
5.00%                                                   01/01/24                     5,000                        5,238
                                                                                                                  9,784

Nevada - 1.0%
County of Clark
5.50%                                                   07/01/20 - 07/01/30         14,065                       14,766 (l)
Las Vegas Special Improvement District No 707 (FSA Insured)
5.55%                                                   06/01/16                     1,730                        1,768 (m)
                                                                                                                 16,534

New Jersey - 10.2%
Cape May County Municipal Utilities Authority (FSA Insured)
5.75%                                                   01/01/15 - 01/01/16          8,500                        9,835 (m)
Essex County Improvement Authority (FSA Insured)
5.25%                                                   12/15/17                       235                          271 (l,m)
5.25%                                                   12/15/17                     9,765                       10,617 (m)
New Jersey Economic Development Authority
5.50%                                                   12/15/29                     5,000                        5,174
5.75%                                                   06/15/29                     3,000                        2,420
New Jersey Educational Facilities Authorit
5.50%                                                   09/01/36                     3,000                        2,942
New Jersey Sports & Exposition Authority
4.50%                                                   09/01/24                     5,000                        4,951
New Jersey St Higher Education Assistance Authority
5.63%                                                   06/01/30                     7,500                        7,527
New Jersey State Educational Facilities Authority
5.25%                                                   07/01/32                     2,625                        2,965 (l)
6.00%                                                   12/01/17                    10,000                       10,217
New Jersey State Turnpike Authority
5.25%                                                   01/01/40                    15,000                       15,000
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%                                                   01/01/16                    42,050                       49,225 (k,m)
6.50%                                                   01/01/16                     7,910                        8,828 (m)
New Jersey Transportation Trust Fund Authority
5.50%                                                   06/15/19 - 06/15/24         31,280                       35,909 (l)
New Jersey Transportation Trust Fund Authority (FSA Insured)
5.75%                                                   12/15/14                     4,610                        5,458 (k,m)
5.75%                                                   12/15/14                     1,390                        1,531 (m)
                                                                                                                172,870

New Mexico - 1.5%
New Mexico Finance Authority
5.00%                                                   12/15/26                    14,000                       14,618
New Mexico Hospital Equipment Loan Council
5.50%                                                   08/01/25 - 08/01/30         10,750                       11,724 (l)
                                                                                                                 26,342

New York - 8.2%
Albany Industrial Development Agency
5.25%                                                   11/15/27 - 11/15/32          6,500                        5,534
City of New York
5.25%                                                   08/01/13                         5                            5
Long Island Power Authority
6.00%                                                   05/01/33                     7,500                        7,950
Metropolitan Transportation Authority
5.00%                                                   11/15/34                    10,500                       10,307
New York City Industrial Development Agency
5.00%                                                   03/01/36                     4,000                        3,359
New York City Industrial Development Agency (AMBAC Insured)
5.00%                                                   01/01/36                     3,000                        2,487 (m)
New York City Industrial Development Agency (FGIC Insured)
5.00%                                                   03/01/46                     6,000                        4,803 (m)
New York City Municipal Water Finance Authority
4.50%                                                   06/15/38                     5,000                        4,452
New York City Transitional Finance Authority
5.50%                                                   11/15/11 - 07/15/31         11,250                       11,556
5.50%                                                   11/01/19                     5,000                        5,259 (l)
6.00%                                                   11/15/19                     3,750                        3,968 (l)
New York State Dormitory Authority
0.00%                                                   07/01/39                     4,000                        3,132 (d)
4.50%                                                   07/01/35                    10,000                        8,770
5.00%                                                   12/15/19 - 07/01/39         14,810                       14,831
5.25%                                                   11/15/23                    10,400                       11,039
5.38%                                                   07/01/20                     3,695                        4,154 (l)
6.50%                                                   08/15/10                         5                            5 (k)
6.50%                                                   08/15/10 - 12/01/21          7,990                        7,721
7.00%                                                   07/01/09                     1,040                        1,040 (k)
New York State Dormitory Authority (FSA Insured)
5.00%                                                   08/15/36                     5,000                        4,690 (m)
New York State Urban Development Corp.
5.50%                                                   07/01/16 - 01/01/19         12,840                       13,616
Triborough Bridge & Tunnel Authority
5.00%                                                   11/15/26                    10,000                       10,386
                                                                                                                139,064

North Carolina - 2.2%
Cary NC
5.00%                                                   03/01/21                     2,400                        2,507
City of Charlotte
5.00%                                                   07/01/24 - 07/01/38         16,460                       16,834
City of Charlotte NC
5.00%                                                   07/01/15 - 07/01/16          9,120                       10,066
North Carolina Capital Facilities Finance Agency
5.00%                                                   01/01/38                     3,000                        3,034
State of North Carolina
4.63%                                                   05/01/29                     1,500                        1,491
University of North Carolina System
5.00%                                                   10/01/18                     2,750                        2,988
                                                                                                                 36,920

Ohio - 4.0%
American Municipal Power-Ohio Inc.
5.00%                                                   02/15/38                     5,000                        4,852
City of Columbus
4.75%                                                   06/01/31                     5,000                        5,020
City of Columbus OH
4.50%                                                   06/01/32                       700                          669
County of Cuyahoga
6.00%                                                   01/01/32                    10,000                       10,248
County of Franklin
5.00%                                                   05/15/21                     2,685                        2,711
5.25%                                                   05/15/24                     1,400                        1,412
County of Hamilton
5.00%                                                   12/01/19                     4,250                        4,451
County of Hamilton (AMBAC Insured)
5.25%                                                   12/01/32                     5,980                        6,352 (l,m)
5.25%                                                   12/01/32                     1,520                        1,480 (m)
Cuyahoga Community College District
5.00%                                                   08/01/26 - 08/01/27          3,000                        3,051
Ohio St Higher Educational Facility Commission
5.20%                                                   11/01/26                     9,450                       10,425 (l)
6.25%                                                   05/01/38                     5,000                        5,142
Ohio State University
5.25%                                                   12/01/11                     3,150                        3,442
Ohio State Water Development Authority
5.50%                                                   12/01/20                     5,000                        5,697 (l)
State of Ohio
5.00%                                                   11/01/32                     1,100                        1,110
Steubenville Oh
6.38%                                                   10/01/20                     1,660                        1,774 (l)
                                                                                                                 67,836

Oklahoma - 1.1%
Claremore Public Works Authority (FSA Insured)
5.25%                                                   06/01/34                     6,315                        7,320 (l,m)
Oklahoma Turnpike Authority (AMBAC Insured)
5.25%                                                   01/01/15                     1,120                        1,231 (l,m)
5.25%                                                   01/01/15                     8,005                        8,578 (m)
Tulsa Industrial Authority
5.00%                                                   10/01/22                     2,000                        2,001
                                                                                                                 19,130

Pennsylvania - 4.1%
Allegheny County Hospital Development Authority
5.00%                                                   11/15/28                    16,000                       10,110
City of Philadelphia PA
5.25%                                                   01/01/36                     3,000                        2,904
Montgomery County Higher Education & Health Authority (AMBAC Insured)
5.00%                                                   10/01/09                     2,405                        2,406 (m)
Montgomery County Higher Education & Health Authority (AMBAC Insured)
5.10%                                                   10/01/10                     2,670                        2,670 (m)
Northampton County General Purpose Authority
5.50%                                                   08/15/35                     4,000                        3,555
Pennsylvania Higher Educational Facilties Authority
5.50%                                                   08/15/18                     1,000                        1,086
6.00%                                                   05/01/30                     5,000                        5,068
Pennsylvania Industrial Development Authority (AMBAC Insured)
5.50%                                                   07/01/17                     3,100                        3,245 (m)
Pennsylvania Turnpike Commission (AMBAC Insured)
5.00%                                                   12/01/23                     2,875                        2,906 (k,m)
5.00%                                                   12/01/23                       460                          464 (m)
5.25%                                                   12/01/32                    12,000                       12,151 (m)
Philadelphia Authority for Industrial Development
5.25%                                                   09/01/36                     1,750                        1,301
Pittsburgh Public Parking Authority (AMBAC Insured)
5.35%                                                   12/01/10                       520                          543 (l,m)
5.45%                                                   12/01/11                       440                          460 (l,m)
5.55%                                                   12/01/12                     1,015                        1,062 (l,m)
5.60%                                                   12/01/13                     1,125                        1,178 (l,m)
5.70%                                                   12/01/14                     1,245                        1,305 (l,m)
5.75%                                                   12/01/15 - 12/01/16          2,330                        2,443 (l,m)
Southcentral General Authority
5.38%                                                   05/15/28                       900                          950 (k)
5.38%                                                   05/15/28                     4,100                        4,461 (l)
State Public School Building Authority (FSA Insured)
5.25%                                                   06/01/27                     8,000                        9,097 (l,m)
                                                                                                                 69,365

Puerto Rico - 0.4%
Puerto Rico Sales Tax Financing Corp.
1.00%                                                   08/01/32                    10,000                        6,289 (d)

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp.
6.25%                                                   09/15/34                     1,300                        1,334
6.50%                                                   09/15/28                     2,000                        2,155
Rhode Island Health & Educational Building Corp. (FSA Insured)
4.75%                                                   05/15/29                     2,200                        2,112 (m)
                                                                                                                  5,601

South Carolina - 6.5%
Beaufort County SC
5.50%                                                   06/01/17 - 06/01/18          4,150                        4,464
Berkeley County School District
5.25%                                                   12/01/24                    15,000                       15,034
Charleston Educational Excellence Finance Corp.
5.25%                                                   12/01/27 - 12/01/30         21,850                       22,015
City of Greenville
5.13%                                                   02/01/22                     5,195                        5,355
Greenville County School District
5.25%                                                   12/01/21                     2,000                        2,048
5.50%                                                   12/01/28                    16,725                       19,216 (l)
Lexington County SC
5.50%                                                   11/01/13                     5,000                        5,375
South Carolina Educational Facilities Authority
5.00%                                                   10/01/38                     8,150                        7,906
South Carolina State Public Service Authority
5.50%                                                   01/01/38                     7,500                        7,809
South Carolina State Public Service Authority (FSA Insured)
5.13%                                                   01/01/32                    17,000                       17,136 (m)
5.50%                                                   01/01/36                     5,000                        5,528 (l,m)
                                                                                                                111,886

Tennessee - 0.7%
Johnson City Health & Educational Facilities Board
5.50%                                                   07/01/36                     5,000                        4,419
Knox County Health Educational & Housing Facilities Board
5.25%                                                   04/01/36                    10,000                        8,091
                                                                                                                 12,510

Texas - 4.5%
City of Austin (AMBAC Insured)
5.50%                                                   11/15/16                     5,450                        6,304 (m)
City of Houston (FSA Insured)
5.25%                                                   05/15/22                    10,000                       10,434 (m)
City of Houston (AMBAC Insured)
5.75%                                                   12/01/14                     5,000                        5,676 (l,m)
City of Plano TX
4.88%                                                   09/01/19                     1,500                        1,510 (l)
North Central Texas Health Facility Development Corp.
5.13%                                                   05/15/22                     4,500                        4,502
North Texas Tollway Authority
5.63%                                                   01/01/33                     1,500                        1,463
5.75%                                                   01/01/38 - 01/01/40         20,000                       19,398
San Antonio Independent School District
5.38%                                                   08/15/19 - 08/15/20          6,250                        6,832 (l)
State of Texas
5.00%                                                   08/01/39                     5,000                        4,992
Texas Municipal Gas Acquisition & Supply Corp. II
1.07%                                                   09/15/17                    18,500                       15,183 (i)
                                                                                                                 76,294

Utah - 0.1%
Murray UT
4.75%                                                   05/15/20                     2,285                        2,288 (k)

Vermont - 0.4%
University of Vermont & State Agricultural College (AMBAC Insured)
5.13%                                                   10/01/27                     1,000                        1,119 (l,m)
Vermont Educational & Health Buildings Financing Agency
5.00%                                                   10/31/46                     5,700                        5,513
                                                                                                                  6,632

Virginia - 0.9%
Chesterfield County Economic Development Authority
5.00%                                                   05/01/23                     1,750                        1,813
Chesterfield County Industrial Development Authority
5.88%                                                   06/01/17                     3,000                        3,120
City of Norfolk VA
5.88%                                                   11/01/20                     1,920                        1,927
Virginia College Building Authority
4.38%                                                   02/01/28                       845                          840
Virginia Resources Authority
5.25%                                                   11/01/38                     7,720                        7,920
                                                                                                                 15,620

Washington - 1.3%
Central Puget Sound Regional Transportation Authority
5.00%                                                   11/01/36                    10,000                       10,040
County of King
5.50%                                                   12/01/13                     5,120                        5,942 (k)
5.50%                                                   12/01/13                     4,880                        5,585
                                                                                                                 21,567

West Virginia - 0.1%
West Virginia Housing Development Fund
5.30%                                                   05/01/24                     2,130                        2,146

Wisconsin - 0.5%
State of Wisconsin
5.30%                                                   07/01/18                     5,800                        6,078 (l)
State of Wisconsin (AMBAC Insured)
5.75%                                                   07/01/14                     2,990                        3,284 (m)
                                                                                                                  9,362


Total Bonds and Notes                                                                                         1,687,381
(Cost $1,670,680)



------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                 240 (j)
(Cost $436)

Total Investment in Securities                                                                                1,687,621
(Cost $1,671,116)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 0.2%
------------------------------------------------------------------------------------------------------------------------------------

Time Deposit
State Street Corp.
0.01%                                                   07/01/09                     3,647                        3,647 (e)
(Cost $3,647)

Total Investments                                                                                             1,691,268
(Cost $1,674,763)

Other Assets and Liabilities, net - 0.6%                                                                         10,347


                                                                                                         ---------------
NET ASSETS - 100.0%                                                                                           1,701,615
                                                                                                         ===============


            Notes to Schedules of Investments (dollars in thousands)
                            June 30, 2009 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $23,633; $3,522; $11,240 and $14,101 or 8.75%, 1.77%, 0.66%
         and 4.38%of net assets for the Elfun Money Market Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(l) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(m) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2009 (as a percentage of net assets) as follows:

         FSA               10.25%

         AMBAC             10.17%

        (n) Treasury Inflation Protected Securities.

        (o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

        (p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

        (q) Illiquid Securities. At June 30, 2009, these securities amounted to $18,710 and $361 or 5.82% and 0.18% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

   The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date







     + Percentages are based on net assets as of June 30, 2009.

     * Less than 0.1%

     ** Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
Regd.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

Elfun Tax-Exempt Income Fund
                                                                Level 1         Level 2         Level 3          Total
                                                           -----------------------------------------------------------------
Investments in Securities                                          $ -      $ 1,691,268,679        $ -      $ 1,691,268,679
Other Financial Instruments                                        $ -                  $ -        $ -                  $ -





ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 26, 2009